CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reversal of other non-cash movements:
Exchange rate adjustments	$ (300)	$ (700)	$ (200)
Share-based payments	2,200	2,300	1,700
Fair value adjustments on derivative financial instruments	600	(200)	0
Reversal of provisions adjustments	(6,300)	0	0
Other adjustments	100	0	(400)
Total	(3,691)	1,350	1,093
Change in inventories, receivables and payables:
Change in inventories	(21,800)	(26,900)	13,200
Change in receivables	158,100	37,500	(14,900)
Change in prepayments	(5,700)	(3,500)	1,300
Change in trade payables and other liabilities	(4,700)	(19,400)	13,500
Total	$ (180,915)	$ (48,489)	$ 15,909